OLD WESTBURY FUNDS, INC.

Old Westbury Municipal Bond Fund
Old Westbury California Municipal Bond Fund
Old Westbury New York Municipal Bond Fund
(together, the “Funds”)

Supplement dated March 31, 2020 to the
Prospectus dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated February 28, 2020, as supplemented.

Effective immediately, Mr. Bruce A. Whiteford will retire from his position as a Managing Director and Portfolio Manager of Bessemer Investment Management LLC (the “Adviser”) and, as a result, will no longer serve as a member of the portfolio management team of the Funds.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Bruce A. Whiteford are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Municipal Bond Fund
Old Westbury California Municipal Bond Fund
Old Westbury New York Municipal Bond Fund
(together, the “Funds”)

Supplement dated March 31, 2020 to the
Statement of Additional Information dated February 28, 2020, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated February 28, 2020, as supplemented.

Effective immediately, Mr. Bruce A. Whiteford will retire from his position as a Managing Director and Portfolio Manager of Bessemer Investment Management LLC (the “Adviser”) and, as a result, will no longer serve as a member of the portfolio management team of the Funds.

Accordingly, effective immediately:

•	All references and information with regard to Mr. Bruce A. Whiteford are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Old Westbury Funds, Inc.